UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA  91741

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 - June 30, 2019

Muzinich Credit Opportunities Fund
The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich U.S. High Yield Corporate Bond Fund
The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich Low Duration Fund
The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich High Income Floating Rate Fund
The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*  /x/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date August 27, 2019

* Print the name and title of each signing officer under his or her signature.